SCHEDULE OF CONVERTIBLE CONVERSION OF ACCRUED INTEREST AND PRINCIPAL (Details) - USD ($)										6 Months Ended
	Dec. 29, 2022	Nov. 28, 2022	Aug. 31, 2022		Aug. 31, 2022		Aug. 15, 2022	Jun. 04, 2021		Jun. 30, 2023 [2]
Short-Term Debt [Line Items]
Principal Converted			$ 1,467,000		$ 1,467,000			$ 1,101,846
Accrued interest converted			$ 53,371		$ 53,371			$ 6,060
Shares issued			6,081,484		6,081,484			8,522,125
Private Placement [Member]
Short-Term Debt [Line Items]
Principal Converted	$ 30,000	$ 50,000					$ 600,000
Shares issued	93,750	156,250					1,400,000
Private Placement [Member] | 2021 Notes [Member] | Officer [Member]
Short-Term Debt [Line Items]
Principal Converted								$ 981,466	[1]	$ 165,000
Accrued interest converted								$ 5,398	[1]	$ 7,306
Shares issued								7,591,261	[1]	1,325,430
Private Placement [Member] | 2021 Notes [Member] | Consultants [Member]
Short-Term Debt [Line Items]
Principal Converted								$ 120,380
Accrued interest converted								$ 662
Shares issued								930,864
Private Placement [Member] | 2022 Notes [Member]
Short-Term Debt [Line Items]
Principal Converted			$ 1,467,000	[3]	$ 1,467,000	[4]
Accrued interest converted			$ 53,371	[3]	$ 53,371	[4]
Shares issued			6,081,484	[3]	6,081,484	[4]

[1]	Net cash received for these notes were $1,380,960, after a Debt Discount of $86,040 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).
[2]	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC). $165,000 of the outstanding principal was converted into shares of Common Stock on May 17 and on June 26, 2023.
[3]	Net cash received for these notes were $1,380,960, after a Debt Discount of $86,040 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).
[4]	Net cash received for these notes were $1,380,960, after a Debt Discount of $86,040 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).